Financial Instruments - Information About the Maturity Analysis for Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 9,737	$ 9,930
Less Than 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	3,397	3,310
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	4,240	4,394
3-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	1,691	1,581
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 409	$ 645